ENTITY-WIDE DISCLOSURES	12 Months Ended
Jan. 01, 2023
Entity-wide disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES:
Property, plant and equipment, right-of-use-assets, intangible assets, and goodwill, are allocated to geographic areas as follows:

	January 1, 2023	January 2, 2022

United States	$560,854	$602,120
Canada	59,604	69,939
Honduras	380,825	346,256
Caribbean	440,511	486,876
Asia-Pacific	223,307	129,926
Other	29,654	32,848
	$1,694,755	$1,667,965

Customers accounting for at least 10% of total net sales for the fiscal years ended January 1, 2023 and January 2, 2022 were as follows:

	2022	2021

Customer A	18.6%	15.9%
Customer B	18.1%	13.9%
Customer C	10.7%	5.9%